CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Ordinary share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	12,938,128	12,938,128
Ordinary share, shares outstanding	12,938,128	12,938,128